Parent Company Financial Data (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 404	$ 900	$ 713
adjustments to reconcile net income to net cash used by operating activities:
Net change in other assets	(3,742)	(1,910)	(532)
Increase (decrease) in other liabilities	431	621	(54)
Net cash provided (used) by operating activities	(420)	10,273	(243)
Cash flows from investing activities
Net cash provided (used) by investing activities	35,505	16,710	(54,566)
Cash flows from financing activities
Net proceeds from issuance of junior subordinated debentures		1,962	2,476
Increase in unearned ESOP compensation	(190)	(161)	(100)
Dividend on preferred stock	(545)	(545)	(545)
Net cash provided (used) by financing activities	17,956	(11,920)	57,574
Increase (decrease) in cash and cash equivalents	53,041	15,063	2,765
Cash and cash equivalents, beginning of year	28,687	13,624	10,859
Cash and cash equivalents, end of year	81,728	28,687	13,624
Consolidated [Member]
Cash flows from operating activities
Net income	404	900	713
adjustments to reconcile net income to net cash used by operating activities:
Equity in earnings of subsidiaries	(1,100)	(1,649)	(1,445)
Net change in other assets	(734)	(203)	174
Increase (decrease) in other liabilities	(97)	131	7
Net cash provided (used) by operating activities	(1,527)	(821)	(551)
Cash flows from investing activities
Dividends received from subsidiaries			1,300
Net cash provided (used) by investing activities			1,300
Cash flows from financing activities
Net increase (decrease) in master notes	(757)	(2,386)	(2,888)
Net proceeds from issuance of junior subordinated debentures		1,232	2,476
Increase in unearned ESOP compensation	(103)	(161)	(100)
Dividend on preferred stock	(545)	(545)	(545)
Net cash provided (used) by financing activities	(1,405)	(1,860)	(1,057)
Increase (decrease) in cash and cash equivalents	(2,932)	(2,681)	(308)
Cash and cash equivalents, beginning of year	9,449	12,130	12,438
Cash and cash equivalents, end of year	$ 6,517	$ 9,449	$ 12,130